EQUITY - Summary (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Equity attributable to Controlling Company	$ 796,341	$ 1,054,417
Equity attributable to non-controlling interest	16,211	16,697
TOTAL EQUITY(See Consolidated Statements of Changes in Equity)	$ 812,552	$ 1,071,114	$ 1,143,325	$ 1,240,268